Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 21,383	$ 9,414
Accounts receivable	3,052	1,557
Inventory, net	1,629	1,471
Prepaid expenses	2,977	4,772
Total current assets	29,041	17,214
Property and equipment, net	1,897	2,231
Right-of-use assets	1,252	1,381
Intangible assets, net	997	802
Other assets	367	367
Total assets	33,554	21,995
Current liabilities:
Trade payables	1,899	4,947
Accrued liabilities	6,600	6,377
Short-term lease liabilities	379	370
Other current liabilities	427	142
Total current liabilities	9,305	32,357
Long-term lease liabilities	1,318	1,593
Total liabilities	25,067	34,319
Convertible preferred stock		164,006
Stockholders' equity (deficit):
Preferred stock, Series A, $0.0001 par value per share, $10.00 liquidation value per share. Authorized 10,000,000 and 0 shares at September 30, 2023, and December 31, 2022, respectively; issued and outstanding, 4,015,002 and 0 shares at September 30, 2023, and December 31, 2022, respectively	1
Common stock, $0.0001 par value per share. Authorized 400,000,000 and 30,898,162 shares at September 30, 2023, and December 31, 2022, respectively; issued and outstanding, 26,316,681 and 347,926 shares at September 30, 2023, and December 31, 2022, respectively	2	0
Additional paid-in capital	221,351	10,028
Accumulated deficit	(212,867)	(186,358)
Total stockholders' equity (deficit)	8,487	(176,330)
Liabilities and Stockholders' Equity (Deficit)	33,554	21,995
Series B-2 tranche liabilities
Current liabilities:
Derivative liability, current		4,702
Series B-3 Warrant liabilities
Current liabilities:
Derivative liability, current		15,819
Contingent earnout liability
Current liabilities:
Derivative liability, noncurrent	9,023
Warrant liability
Current liabilities:
Derivative liability, noncurrent	$ 5,421	$ 369